Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of PBO (Detail) (Change In Projected Benefit Obligation [Member], Pension plans [Member])	12 Months Ended
Dec. 31, 2012
Change In Projected Benefit Obligation [Member] | Pension plans [Member]
Schedule Of Movements In Projected Benefit Obligation P B O Line Items
Discount rate of 1% p.a. lower than "base case"	7.60%
Salary growth of 1% p.a. higher than "base case"	2.60%
Staff turnover rate plus 3% p.p. for all ages	(7.70%)